Goodwill - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 15, 2013	Oct. 30, 2013	May 29, 2013	Aug. 13, 2012	Feb. 28, 2012	May 07, 2014		Nov. 07, 2014	Jun. 13, 2013	Feb. 15, 2012
Business Acquisition [Line Items]
Cash consideration	$ 124,301,000	$ 93,553,000	$ 72,508,000
Clinical Trial Services
Business Acquisition [Line Items]
Cash consideration				51,897,000
Working capital adjustment					200,000
PriceSpective LLC
Business Acquisition [Line Items]
Percentage of common stock acquired								100.00%
Cash consideration								52,098,000
Additional consideration								15,000,000
Further consideration paid in relation to certain performance milestones achieved						10,000,000	5,000,000
Cash consideration								37,199,000
PriceSpective LLC | Initial
Business Acquisition [Line Items]
Cash consideration								37,100,000
Aptiv Solutions
Business Acquisition [Line Items]
Percentage of common stock acquired									100.00%
Cash consideration									143,500,000
Adjustments to cash consideration									22,399,000	[1]
BeijingWits Medical Limited
Business Acquisition [Line Items]
Percentage of common stock acquired													100.00%
Cash consideration													16,000,000
Additional consideration													7,000,000
Further consideration paid in relation to certain performance milestones achieved											3,200,000	3,800,000
Cash consideration													$ 9,000,000
BeijingWits Medical Limited | Minimum
Business Acquisition [Line Items]
Addition of new employees													100

[1]	Adjustments to cash consideration represent certain one-time liabilities identified at the acquisition date.